General (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 27, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 ₪ / shares	Dec. 31, 2022 USD ($)
General (Details) [Line Items]
Net loss		$ (924)	$ (836)
Accumulated deficit		$ 31,900
Net amount					$ 887
Public offering price, per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds		$ 7,800
Direct and incremental costs		$ 1,418
IPO [Member]
General (Details) [Line Items]
Ordinary shares, par value (in New Shekels per share) | (per share)	$ 4			₪ 0.05
Gross proceeds	$ 7,800
Direct and incremental costs	$ 1,418
IBL Spikes Ltd [Member]
General (Details) [Line Items]
Public offering shares (in Shares) | shares	1,950,000
IBL Spikes Ltd [Member] | IPO [Member]
General (Details) [Line Items]
Public offering shares (in Shares) | shares		1,950,000